Other Income/(Expense), Net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Expense [Member] | Navios Logistics [Member]
Taxes, Miscellaneous	$ 1,258	$ 1,584	$ 2,899	$ 3,002